Intangible assets including goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets Including Goodwill

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2017	8	12	20	73	93
Additions	12	—	12	—	12
Acquisition, business combination (Note 5)	—	17	17	71	88
Write off of fully amortized intangibles	(2)	(11)	(13)	—	(13)
Exchange differences	—	(1)	(1)	(9)	(10)
At December 31, 2017	18	17	35	135	170
Additions	8	—	8	—	8
Acquisition, business combination	—	3	3	8	11
Exchange differences	—	1	1	3	4
At December 31, 2018	26	21	47	146	193
Accumulated amortization
At January 1, 2017	(3)	(10)	(13)	—	(13)
Amortization charge	(5)	(3)	(8)	—	(8)
Write off of fully amortized intangibles	2	11	13	—	13
At December 31, 2017	(6)	(2)	(8)	—	(8)
Amortization charge	(6)	(5)	(11)	—	(11)
At December 31, 2018	(12)	(7)	(19)	—	(19)
Cost, net accumulated amortization
At December 31, 2017	12	15	27	135	162
At December 31, 2018	14	14	28	146	174

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:
	Premium	Ad-Supported	Premium	Ad-Supported
	2018	2018	2017	2017
	(in € millions)
Goodwill	128	18	119	16